Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Opening provision	$ 19,620	$ 6,022
Additional provisions	36,704	4,364
Utilization	(23,106)	(8,653)
Ending provision	$ 6,022	$ 10,311